Equity Incentive Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans
8. Equity Incentive Plans
Prior to the Spin-Off, First Tracks Biotherapeutics had no stock-based compensation plans; however, certain of its employees were eligible to participate in AnaptysBio’s 2017 Equity Incentive Plan (the “AnaptysBio Equity Plan”) which provided grants of restricted stock units (“RSUs”) and performance stock units (“PSUs”) (collectively, “Stock Awards”), stock options, or any other stock-based awards. All grants of stock options and Stock Awards prior to separation were made under the AnaptysBio Equity Plan.
In connection with the Spin-Off, the Company established the First Tracks Biotherapeutics 2026 Equity Incentive Plan (the “First Tracks Equity Plan”). The outstanding RSUs and stock options of AnaptysBio were all cancelled and reissued in both the AnaptysBio Equity Plan and the First Tracks Equity Plan. These equity awards were repriced based on a proportional allocation of the original award price, based on First Tracks Biotherapeutics and AnaptysBio’s closing prices on the Distribution Date. In doing so, these reissued awards maintained the economic value before and after the Spin-Off. The terms of the equity awards, such as the award period, exercisability, and vesting schedule, as applicable, generally remained unchanged. There was no incremental stock-based compensation expense recorded as a result of the equity award conversion.
In connection with the Spin-Off, each AnaptysBio PSU was replaced with a number of First Tracks Biotherapeutics PSUs with a value equal to the AnaptysBio common stock covered by the cancelled award, rounded down to the nearest share. The replacement awards are subject to substantially equivalent conditions and restrictions as the AnaptysBio cancelled PSUs, except that the stock-price hurdles therein were equitably adjusted such that each hurdle retains the same ratio from the First Tracks Biotherapeutics stock price following the Spin-Off as related to the AnaptysBio stock price prior to the Spin-Off and, following the Spin-Off, performance is based on the First Tracks Biotherapeutics stock price.

Under the First Tracks Equity Plan, 4,169,861 shares (plus the shares subject to substitution awards granted pursuant to the Separation and Distribution Agreement) are reserved for issuance and 347,488 shares are reserved for issuance under the 2026 Employee Stock Purchase Plan. As of June 30, 2026, 2,187,351 shares were available for future issuance under the First Tracks Equity Plan.
Stock Options
Stock options granted to employees and
non-employees
generally vest over a four-year period while stock options granted to directors generally vest over a one-year
period. Each stock option award has a maximum term of 10 years from the date of grant, subject to earlier cancellation prior to vesting upon cessation of service to us. A summary of the activity related to stock option awards during the six months ended June 30, 2026 is as follows:

	Shares Subject to Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 20, 2026 (1)	6,641,885	$6.81	7.14	$78,934
Granted	1,383,690	$17.85
Exercises	(440,896)	$5.88
Forfeitures and cancellations	—	$—

Outstanding at June 30, 2026	7,584,679	$8.88	7.55	$85,742

Exercisable at June 30, 2026	3,708,578	$7.02	6.15	$49,037

(1)	As part of the Spin-Off, 6,641,885 substitute options were issued related to options from the AnaptysBio Equity Plan.
Total cash received from the exercise of stock options was approximately $2.1 million during the six months ended June 30, 2026.
Time-Based Restricted Stock Units
Each RSU represents one equivalent share of our common stock to be issued after satisfying the applicable continued service-based vesting criteria over a specified period. The fair value of these RSUs is based on the closing price of our common stock on the date of the grant. We measure compensation expense over the expected vesting period on a straight-line basis. The RSUs do not entitle the participants to the rights of holders of common stock, such as voting rights, until the shares are issued.

	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 20, 2026 (1)	1,514,446	$17.62	1.59	$28,169
Granted	598,820	$17.75
Released	(57,402)	$12.95
Forfeitures and cancellations	—	$—

Outstanding at June 30, 2026	2,055,864	$17.79	1.65	$41,364

RSU expected to vest at June 30, 2026	2,055,864	$17.79	1.65	$41,364

(1)	As part of the Spin-Off, 1,514,446 substitute awards were issued related to awards from the AnaptysBio Equity Plan.

Performance Stock Units
A PSU represents one equivalent share of our common stock to be issued after achievement of the performance metrics specified in the grant. The following table presents a summary of activity with respect to our PSUs:

	Number of Performance Stock Units	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (in years)
Outstanding at April 20, 2026 (1)	1,109,394	$6.07	2.22
Granted	—	$—
Released	—	$—
Forfeitures	—	$—

Outstanding at June 30, 2026	1,109,394	$6.07	2.03

(1)	As part of the Spin-Off, 1,109,394 substitute awards were issued related to awards from the AnaptysBio Equity Plan.
The fair value of our PSUs is estimated as of the grant date of July 22, 2024, based upon the expected achievement of the performance metrics specified in the grant and the closing market price of our common stock on the date of grant. The grant date fair value is estimated using a Monte Carlo simulation using the following assumptions:

Six Months Ended June 30, 2026
Volatility of common stock	59.0%
Risk-free interest rate	4.1%
Contract term (in years)	3.9
The compensation expense for the awards is recognized over the requisite service period regardless of whether the market conditions are achieved and will only be adjusted for pre-vesting
forfeitures due to the termination of the recipient’s employment with the Company prior to the expiration of the requisite service period. The requisite service period over which the compensation expense will be recognized is July 22, 2024 through July 1, 2028.
Stock-Based Compensation Expense
We recognize stock-based compensation expense for awards issued to employees and non-employees
over the requisite service period based on the estimated grant-date fair value of such awards. The estimated fair values of stock option awards granted were determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2026	2025
Risk-free interest rate	4.3%	4.5%
Expected volatility	83.3%	81.8%
Expected dividend yield	—	—
Expected term (in years)	6.78	6.35
Weighted average grant date fair value per share	$13.57	$10.95

We determine the appropriate risk-free interest rate, expected term for employee stock-based awards, contractual term for non-employee
stock-based awards, and volatility assumptions. The weighted-average expected option term for employee and non-employee
stock-based awards reflects the historical option term. Expected volatility incorporates the historical volatility of our stock price. The risk-free interest rate is based upon U.S. Treasury securities with remaining terms similar to the expected or contractual term of the stock-based payment awards. The assumed dividend yield is based on our expectation of not paying dividends in the foreseeable future.
Prior to the Distribution Date, stock-based compensation expense was allocated to us using a proportionate cost allocation method, which management believes is consistent and reasonable. For the research and development portion, costs were allocated using the percentage of external research and development costs as the allocation driver. For the general and administrative portion, costs were allocated similarly to the allocation of research and development costs, with a portion allocated based on estimated employee headcount.
Stock-based compensation expense under AnaptysBio’s 2017 Plan allocated to us and included within our statements of operations consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$734	$9,058	$5,280	$4,620
General and administrative	738	6,344	7,695	3,036

Total	$1,472	$15,402	$12,975	$7,656

Stock-based compensation expense under the First Tracks Equity Plan that was recognized in the statements of operations and comprehensive loss is as follows:

Three Months Ended June 30,
(in thousands)	2026
Research and development	$3,596
General and administrative	3,251

Total	$6,847

At June 30, 2026, there was $48.2 million of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a remaining weighted average vesting period of 2.87 years, $33.3 million of unrecognized cost related to unvested RSU awards, which is expected to be recognized over a period of 2.63 years, and $3.0 million of unrecognized cost related to unvested PSU awards, which is expected to be recognized over a period of 2.03 years.

7. Equity Compensation Plan
We currently have no stock-based compensation plan. Under AnaptysBio, Inc.’s stock-based compensation plan, 2017 Equity Incentive Plan (the “2017 Plan”), AnaptysBio, Inc. may grant stock options, stock appreciation rights, restricted stock, restricted stock units and other awards to individuals who are then our employees, officers, directors or consultants. All awards granted under AnaptysBio, Inc.’s 2017 Plan were based on AnaptysBio, Inc.’s common shares and, as such, are reflected in AnaptysBio, Inc.’s consolidated statement of equity and not in our combined statements of equity.
All awards granted under AnaptysBio, Inc.’s equity plans consist of shares of AnaptysBio, Inc.’s common stock. Accordingly, the amounts presented are not necessarily indicative of future stock-based compensation and do not necessarily reflect the amounts that we would have recorded as an independent, publicly traded company for the periods presented. The activity presented in the tables that follow this paragraph represent the stock options and stock units for AnaptysBio, Inc.

Stock Options
Stock options granted to
employees
and
non-employees
generally vest over a four-year period while stock options granted to directors generally vest over a one-year
period. Each stock option award has a maximum term of 10 years from the date of grant, subject to earlier cancellation prior to vesting upon cessation of service to us. A summary of the activity related to stock option awards during the year ended December 31, 2025 is as follows:

	Shares Subject to Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2025	6,086,289	$25.20	7.63	$534
Granted	1,758,243	$14.87
Exercises	(645,562)	$19.95
Forfeitures and cancellations	(301,202)	$18.47

Outstanding at December 31, 2025	6,897,768	$23.35	6.93	$180,434

Exercisable at December 31, 2025	3,797,111	$27.33	6.09	$87,426
Time-Based Restricted Stock Units
Each Restricted Stock Unit (“RSU”) represents one equivalent share of our common stock to be issued after satisfying the applicable continued service-based vesting criteria over a specified period. The fair value of these RSUs is based on the closing price of our common stock on the date of the grant. We measure compensation expense over the expected vesting period on a straight-line basis. The RSUs do not entitle the participants to the rights of holders of common stock, such as voting rights, until the shares are issued.

	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2025	1,227,677	$21.79	1.46	$16,254
Granted	614,828	$14.87
Released	(355,627)	$21.87
Forfeitures and cancellations	(113,673)	$18.45

Outstanding at December 31, 2025	1,373,205	$18.95	1.17	$66,573

RSU expected to vest at December 31, 2025	1,373,205	$18.95	1.17	$66,573
Performance Stock Units
A Performance Stock Unit (“PSU”) represents one equivalent share of our common stock to be issued after achievement of the performance metrics specified in the grant. The fair value of our PSUs is estimated
as of the grant date of July 22, 2024, based upon the expected achievement of the performance metrics specified in the grant and the closing market price of our common stock on the date of grant. The grant date fair value is estimated using a Monte Carlo simulation using the following assumptions:

Twelve months ended December 31, 2024
Volatility of common stock	59.0%
Risk-free interest rate	4.1%
Contract term (in years)	3.9

The compensation expense for the awards is recognized over the requisite service period regardless of whether the market conditions are achieved and will only be adjusted for pre-vesting
forfeitures due to the termination of the recipient’s employment with the Company prior to the expiration of the requisite service period. The requisite service period over which the compensation expense will be recognized is July 22, 2024 through July 1, 2028.
The following table presents a summary of activity with respect to our PSUs:

	Number of Performance Stock Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)
Outstanding at January 1, 2025	504,500	$24.69	3.52
Granted	—	$—
Released	—	$—
Forfeitures	(26,500)	$24.69

Outstanding at December 31, 2025	478,000	$24.69	2.52

Stock-Based Compensation Expense
We recognize stock-based compensation expense for awards issued to employees and non-employees
over the requisite service period based on the estimated grant-date fair value of such awards. We record the expense for stock-based compensation awards subject to performance-based milestone vesting over the requisite service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the expected satisfaction of the performance conditions at each reporting date. The estimated fair values of stock option awards granted were determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Risk-free interest rate	4.5%	4.0%
Expected volatility	81.8%	78.4%
Expected dividend yield	—%	—%
Expected term (in years)	6.35	6.28
Weighted average grant date fair value per share	$10.98	$15.54
We determine the appropriate risk-free interest rate, expected term for employee stock-based awards, contractual term for non-employee
stock-based awards, and volatility assumptions. The weighted-average expected option term for employee and non-employee
stock-based awards reflects the historical option term. Expected volatility incorporates the historical volatility of our stock price. The risk-free interest rate is based upon U.S. Treasury securities with remaining terms similar to the expected or contractual term of the stock-based payment awards. The assumed dividend yield is based on our expectation of not paying dividends in the foreseeable future.
Stock-based compensation expense was allocated to us using a proportionate cost allocation method, which management believes is consistent and reasonable. For the research and development portion, costs were allocated using the percentage of external research and development costs as the allocation driver. For the general and administrative portion, costs
were allocated similarly to the allocation of research and development costs, with a portion allocated based on estimated employee headcount.

Stock-based compensation expense under AnaptysBio, Inc.’s 2017 Plan allocated to us and included within our combined statements of operations consisted of the following (in thousands):

(in thousands)	December 31, 2025	December 31, 2024
Research and development	$17,598	$13,785
General and administrative	14,702	13,042

Total stock-based compensation expense	$32,300	$26,827